Related party transactions and balances (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jan. 10, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Nov. 01, 2024 SGD ($)	Oct. 31, 2024 SGD ($)	Dec. 31, 2023
Related Party Transaction [Line Items]
Other liabilities					$ 24,748
[custom:WorkingCapitalLoanFromRelatedParty-0]	2,451,105	3,151,736			5,475,536
Growhub Vietnam Limited [Member]
Related Party Transaction [Line Items]
Other liabilities					106,482
Amount due from a related party				203,712	278,311
Grow Hub Apac Pte Ltd [Member]
Related Party Transaction [Line Items]
[custom:WorkingCapitalLoanFromRelatedParty-0]					5,475,536	$ 6,000,000	$ 5,000,000
Interest Payable		119,216			$ 159,482
Bank loan			$ 8,000,000
Chan Michael [Member]
Related Party Transaction [Line Items]
[custom:WorkingCapitalLoanUnsecuredBearsInterestOfRate-0]				3.00%	3.00%			3.00%
Growhub Innovations Company Pte Ltd [Member]
Related Party Transaction [Line Items]
[custom:WorkingCapitalLoanFromRelatedParty-0]		3,151,736
Interest Payable	$ 70,621	$ 90,807
[custom:WorkingCapitalLoanUnsecuredBearsInterestOfRate-0]	3.00%	3.00%